FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
FINANCIAL INSTRUMENTS
Changes in AOCL balances pertaining to derivative financial instruments

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Accumulated other comprehensive (loss) income, beginning of period	$(169)	$2,360	$(260)	$(4,404)
Other comprehensive (loss) income — foreign exchange derivative financial instruments	(1,846)	(5,192)	(1,765)	2,082
Other comprehensive (loss) income — heating oil derivative financial instruments	(86)	46	(86)	46
Other comprehensive loss — other derivative financial instruments	—	(394)	—	(394)
Reclassification to the interim unaudited consolidated statements of income (loss)	10	527	20	17

Accumulated other comprehensive loss, end of period	$(2,091)	$(2,653)	$(2,091)	$(2,653)

Summary of the amounts recognized in the loss (gain) on derivative financial instruments line item of the interim consolidated statements of income and comprehensive income

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Premiums realized on written foreign exchange call options	$789	$608	$1,473	$1,027
Mark-to-market loss on derivative equity contracts	(2,725)	—	(427)	—
Realized gain on zinc derivative financial instruments	—	—	—	476
Loss on heating oil derivative financial instruments and other	—	(4,929)	—	(4,929)

(Loss) gain on derivative financial instruments	$(1,936)	$(4,321)	$1,046	$(3,426)